Equity - Common Shares (Details) € / shares in Units, € in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2020 $ / shares	Jul. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €			€ 22,000
Common shares
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares			€ 0.12	€ 0.12
Increase (decrease) in number of ordinary shares issued				2,000,000
Authorized but unissued share capital | €			€ 6,772	€ 6,826
Number of shares issued and fully paid			22,567,971	22,117,643	19,861,000
Follow-on public offering | Common shares
Disclosure of classes of share capital [line items]
Total number of shares issued and sold in follow-on public offering		3,500,000
Number of shares offered by existing shareholders		1,500,000
Public offering price (in dollars per share) | (per share)	$ 14.00	€ 12.71
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs | €		€ 22,000
Follow-on public offering | The Company | Common shares
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued		2,000,000